Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Trade and Other Receivables [line items]
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts		£ 145	£ 163	£ 111
Other assets relating to prepayments and leasing debtors		172	197	107
Other receivables	[1]	393	373	401
Spectrum [Member]
Disclosure of Trade and Other Receivables [line items]
Prepayments in respect of acquisition		325	0	0
Cash transferred in respect of acquisition		304
Current Assets Held for Sale [Member]
Disclosure of Trade and Other Receivables [line items]
Other receivables		£ 0	£ 22	£ 0

[1]	Other receivables includes assets held for sale of £nil (2016/17: £22m, 2015/16: £nil).